Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Non Controlling Interests [abstract]
Summary of Non-controlling Equity Investment Percentages and Votes
The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.22	12.31.21
Galicia Broker Asesores de Seguros S.A.	CABA -Argentina	0.01%	0.01%

Summary of Movements in Group's Significant Non-Controlling Interests
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.21	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.22
Galicia Broker Asesores de Seguros S.A.	10	—	—	9	19
Total	10	—	—	9	19

Company	Balance as of 12.31.20	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.21
Galicia Broker Asesores de Seguros S.A.	10	—	—	—	10
Total	10	—	—	—	10

Company	Balance as of 12.31.19	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.20
Cobranzas Regionales S.A.	(78,317)	78,317	—	—	—
Galicia Broker Asesores de Seguros S.A.	12	—	—	(2)	10
Galicia Retiro Compañía de Seguros S.A.U.	12	—	—	(12)	—
Galicia Seguros S.A.U.	16	—	—	(16)	—
Naranja Digital Compañía Financiera S.A.U.	(60,339)	60,339	—	—	—
Ondara S.A. (liquidated)	33,465	(33,465)	—	—	—
Tarjeta Naranja S.A.U.	10,114,135	(10,114,135)	—	—	—
Tarjetas Regionales S.A.	1,571,340	(2,151,371)	(422,935)	1,002,966	—
Total	11,580,324	(12,160,315)	(422,935)	1,002,936	10